Subsequent Events (Details)		12 Months Ended
	Apr. 16, 2025 USD ($)	Dec. 31, 2024 USD ($)	Feb. 27, 2025 USD ($)	Feb. 27, 2025 CNY (¥)	Jan. 24, 2025 USD ($)	Jan. 24, 2025 CNY (¥)	Dec. 31, 2023 USD ($)
Subsequent Event [Line Items]
Percentage of general working capital purpose		14.00%
Principle amount		$ 2,971,097					$ 2,753,823
Subsequent Event [Member]
Subsequent Event [Line Items]
Principle amount			$ 684,997	¥ 5,000,000	$ 205,499	¥ 1,500,000
Annual interest rate			3.20%	3.20%	3.10%	3.10%
Forecast [Member]
Subsequent Event [Line Items]
Proceeds from initial public offering	$ 7,000,000
Forecast [Member] | IPO [Member]
Subsequent Event [Line Items]
Proceeds from initial public offering	$ 1,750,000
Percentage of general working capital purpose	4.00%